Non-Covered Loans and Allowance for Non-Covered Loan Losses (Details 6) (USD $) In Thousands, unless otherwise specified				0 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2012 Bank item	Mar. 31, 2014 Non-covered loans	Dec. 31, 2013 Non-covered loans	Dec. 31, 2012 Non-covered loans	Mar. 31, 2014 Non-covered loans Bank	Dec. 31, 2013 Non-covered loans Bank	Dec. 31, 2012 Non-covered loans Bank	Mar. 31, 2014 Non-covered loans Pass	Dec. 31, 2013 Non-covered loans Pass	Dec. 31, 2012 Non-covered loans Pass	Mar. 31, 2014 Non-covered loans Special Mention	Dec. 31, 2013 Non-covered loans Special Mention	Dec. 31, 2012 Non-covered loans Special Mention	Mar. 31, 2014 Non-covered loans Substandard	Dec. 31, 2013 Non-covered loans Substandard	Dec. 31, 2012 Non-covered loans Substandard	Mar. 31, 2014 Non-covered loans Secured	Dec. 31, 2013 Non-covered loans Secured	Dec. 31, 2012 Non-covered loans Secured	Mar. 31, 2014 Non-covered loans Secured Bank	Dec. 31, 2013 Non-covered loans Secured Bank	Dec. 31, 2012 Non-covered loans Secured Bank	Mar. 31, 2014 Non-covered loans Secured Pass	Dec. 31, 2013 Non-covered loans Secured Pass	Dec. 31, 2012 Non-covered loans Secured Pass	Mar. 31, 2014 Non-covered loans Secured Special Mention	Dec. 31, 2013 Non-covered loans Secured Special Mention	Dec. 31, 2012 Non-covered loans Secured Special Mention	Mar. 31, 2014 Non-covered loans Secured Substandard	Dec. 31, 2013 Non-covered loans Secured Substandard	Dec. 31, 2012 Non-covered loans Secured Substandard	Mar. 31, 2014 Non-covered loans Unsecured	Dec. 31, 2013 Non-covered loans Unsecured	Dec. 31, 2012 Non-covered loans Unsecured	Mar. 31, 2014 Non-covered loans Unsecured Bank	Dec. 31, 2013 Non-covered loans Unsecured Bank	Dec. 31, 2012 Non-covered loans Unsecured Bank	Mar. 31, 2014 Non-covered loans Unsecured Pass	Dec. 31, 2013 Non-covered loans Unsecured Pass	Dec. 31, 2012 Non-covered loans Unsecured Pass	Mar. 31, 2014 Non-covered loans Unsecured Special Mention	Dec. 31, 2013 Non-covered loans Unsecured Special Mention	Dec. 31, 2012 Non-covered loans Unsecured Special Mention	Mar. 31, 2014 Non-covered loans Unsecured Substandard	Dec. 31, 2013 Non-covered loans Unsecured Substandard	Mar. 31, 2014 Non-covered loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans Secured by commercial properties	Dec. 31, 2012 Non-covered loans Secured by commercial properties	Mar. 31, 2014 Non-covered loans Secured by commercial properties Bank	Dec. 31, 2013 Non-covered loans Secured by commercial properties Bank	Dec. 31, 2012 Non-covered loans Secured by commercial properties Bank	Mar. 31, 2014 Non-covered loans Secured by commercial properties Pass	Dec. 31, 2013 Non-covered loans Secured by commercial properties Pass	Dec. 31, 2012 Non-covered loans Secured by commercial properties Pass	Mar. 31, 2014 Non-covered loans Secured by commercial properties Special Mention	Dec. 31, 2013 Non-covered loans Secured by commercial properties Special Mention	Mar. 31, 2014 Non-covered loans Secured by commercial properties Substandard	Dec. 31, 2013 Non-covered loans Secured by commercial properties Substandard	Mar. 31, 2014 Non-covered loans Secured by residential properties	Dec. 31, 2013 Non-covered loans Secured by residential properties	Dec. 31, 2012 Non-covered loans Secured by residential properties	Mar. 31, 2014 Non-covered loans Secured by residential properties Bank	Dec. 31, 2013 Non-covered loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans Secured by residential properties Bank	Mar. 31, 2014 Non-covered loans Secured by residential properties Pass	Dec. 31, 2013 Non-covered loans Secured by residential properties Pass	Dec. 31, 2012 Non-covered loans Secured by residential properties Pass	Mar. 31, 2014 Non-covered loans Secured by residential properties Substandard	Dec. 31, 2013 Non-covered loans Secured by residential properties Substandard	Mar. 31, 2014 Non-covered loans Residential construction loan	Dec. 31, 2013 Non-covered loans Residential construction loan	Dec. 31, 2012 Non-covered loans Residential construction loan	Mar. 31, 2014 Non-covered loans Residential construction loan Bank	Dec. 31, 2013 Non-covered loans Residential construction loan Bank	Dec. 31, 2012 Non-covered loans Residential construction loan Bank	Mar. 31, 2014 Non-covered loans Residential construction loan Pass	Dec. 31, 2013 Non-covered loans Residential construction loan Pass	Dec. 31, 2012 Non-covered loans Residential construction loan Pass	Mar. 31, 2014 Non-covered loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development	Mar. 31, 2014 Non-covered loans Commercial construction loans and land development Bank	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Bank	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development Bank	Mar. 31, 2014 Non-covered loans Commercial construction loans and land development Pass	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Pass	Dec. 31, 2012 Non-covered loans Commercial construction loans and land development Pass	Mar. 31, 2014 Non-covered loans Commercial construction loans and land development Special Mention	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Special Mention	Mar. 31, 2014 Non-covered loans Commercial construction loans and land development Substandard	Dec. 31, 2013 Non-covered loans Commercial construction loans and land development Substandard	Mar. 31, 2014 Non-covered loans Consumer	Dec. 31, 2013 Non-covered loans Consumer	Dec. 31, 2012 Non-covered loans Consumer	Mar. 31, 2014 Non-covered loans Consumer Bank	Dec. 31, 2013 Non-covered loans Consumer Bank	Dec. 31, 2012 Non-covered loans Consumer Bank	Mar. 31, 2014 Non-covered loans Consumer Pass	Dec. 31, 2013 Non-covered loans Consumer Pass	Dec. 31, 2012 Non-covered loans Consumer Pass	Dec. 31, 2013 Non-covered loans Consumer Special Mention	Mar. 31, 2014 Non-covered loans Consumer Substandard	Dec. 31, 2013 Non-covered loans Consumer Substandard	Mar. 31, 2014 Non-covered loans PCI loans	Dec. 31, 2013 Non-covered loans PCI loans	Dec. 31, 2012 Non-covered loans PCI loans	Mar. 31, 2014 Non-covered loans PCI loans Bank	Dec. 31, 2013 Non-covered loans PCI loans Bank	Dec. 31, 2012 Non-covered loans PCI loans Bank	Mar. 31, 2014 Non-covered loans PCI loans Secured	Dec. 31, 2013 Non-covered loans PCI loans Secured	Dec. 31, 2012 Non-covered loans PCI loans Secured	Mar. 31, 2014 Non-covered loans PCI loans Secured Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured Bank	Mar. 31, 2014 Non-covered loans PCI loans Unsecured	Dec. 31, 2013 Non-covered loans PCI loans Unsecured	Dec. 31, 2012 Non-covered loans PCI loans Unsecured	Mar. 31, 2014 Non-covered loans PCI loans Unsecured Bank	Dec. 31, 2013 Non-covered loans PCI loans Unsecured Bank	Dec. 31, 2012 Non-covered loans PCI loans Unsecured Bank	Mar. 31, 2014 Non-covered loans PCI loans Secured by commercial properties	Dec. 31, 2013 Non-covered loans PCI loans Secured by commercial properties	Dec. 31, 2012 Non-covered loans PCI loans Secured by commercial properties	Mar. 31, 2014 Non-covered loans PCI loans Secured by commercial properties Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured by commercial properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured by commercial properties Bank	Mar. 31, 2014 Non-covered loans PCI loans Secured by residential properties	Dec. 31, 2013 Non-covered loans PCI loans Secured by residential properties	Dec. 31, 2012 Non-covered loans PCI loans Secured by residential properties	Mar. 31, 2014 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2013 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Secured by residential properties Bank	Dec. 31, 2012 Non-covered loans PCI loans Residential construction loan	Dec. 31, 2012 Non-covered loans PCI loans Residential construction loan Bank	Mar. 31, 2014 Non-covered loans PCI loans Commercial construction loans and land development	Dec. 31, 2013 Non-covered loans PCI loans Commercial construction loans and land development	Dec. 31, 2012 Non-covered loans PCI loans Commercial construction loans and land development	Mar. 31, 2014 Non-covered loans PCI loans Commercial construction loans and land development Bank	Dec. 31, 2013 Non-covered loans PCI loans Commercial construction loans and land development Bank	Dec. 31, 2012 Non-covered loans PCI loans Commercial construction loans and land development Bank	Mar. 31, 2014 Non-covered loans PCI loans Consumer	Dec. 31, 2013 Non-covered loans PCI loans Consumer	Dec. 31, 2012 Non-covered loans PCI loans Consumer	Mar. 31, 2014 Non-covered loans PCI loans Consumer Bank	Dec. 31, 2013 Non-covered loans PCI loans Consumer Bank	Dec. 31, 2012 Non-covered loans PCI loans Consumer Bank
Internal risk grades of non-covered loans
Total	$ 3,646,946	$ 3,514,646	$ 3,152,396		$ 3,646,946	$ 3,514,646	$ 3,152,396	$ 3,646,946	$ 3,514,646	$ 3,152,396	$ 3,479,564	$ 3,353,035	$ 2,978,271	$ 35,237	$ 24,673	$ 2,715	$ 46,749	$ 36,546	$ 4,630	$ 1,571,175	$ 1,531,967	$ 1,551,532	$ 1,571,175	$ 1,531,967	$ 1,551,532	$ 1,474,358	$ 1,450,734	$ 1,476,420	$ 29,114	$ 16,840	$ 2,515	$ 35,082	$ 29,021	$ 4,630	$ 98,912	$ 105,299	$ 108,761	$ 98,912	$ 105,299	$ 108,761	$ 97,512	$ 103,674	$ 105,142	$ 8	$ 12	$ 200	$ 167	$ 169	$ 1,113,141	$ 1,081,016	$ 924,303	$ 1,113,141	$ 1,081,016	$ 924,303	$ 1,076,039	$ 1,038,930	$ 868,784	$ 5,835	$ 4,436	$ 1,775	$ 1,395	$ 422,220	$ 376,237	$ 260,611	$ 422,220	$ 376,237	$ 260,611	$ 413,626	$ 367,758	$ 253,883	$ 5,885	$ 5,484	$ 67,921	$ 65,079	$ 48,169	$ 67,921	$ 65,079	$ 48,169	$ 67,921	$ 65,079	$ 47,461	$ 319,461	$ 299,472	$ 232,314	$ 319,461	$ 299,472	$ 232,314	$ 299,760	$ 275,808	$ 199,952	$ 280	$ 3,384	$ 3,803	$ 463	$ 54,116	$ 55,576	$ 26,706	$ 54,116	$ 55,576	$ 26,706	$ 50,348	$ 51,052	$ 26,629	$ 1	$ 37	$ 14	$ 85,396	$ 100,392	$ 166,780	$ 85,396	$ 100,392	$ 166,780	$ 32,621	$ 35,372	$ 67,967	$ 32,621	$ 35,372	$ 67,967	$ 1,225	$ 1,444	$ 3,419	$ 1,225	$ 1,444	$ 3,419	$ 29,492	$ 36,255	$ 55,519	$ 29,492	$ 36,255	$ 55,519	$ 2,709	$ 2,995	$ 6,728	$ 2,709	$ 2,995	$ 6,728	$ 708	$ 708	$ 15,618	$ 19,817	$ 32,362	$ 15,618	$ 19,817	$ 32,362	$ 3,731	$ 4,509	$ 77	$ 3,731	$ 4,509	$ 77
Number of types of loans				2